MATTERS RELATED TO THE ARGENTINE SUBSIDIARIES - (Narrative) (Details) T in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 14, 2026 USD ($) vote T shares	Dec. 12, 2025 USD ($)
Disclosure of subsidiaries [line items]
Net sales	$ 15,609,094	$ 17,649,060	$ 17,610,092
Assets	23,615,091	23,128,547
Liabilities	7,467,345	6,996,978
Capital and reserves attributable to the owners of the parent	11,944,300	11,968,186
Financial assets	5,214,300	5,864,199
Financial liabilities	5,105,833	4,767,651
Dividends payable	8,677	1,967
Major business combination | Tubos Argentinos S.A. | Ternium Argentina S.A.
Disclosure of subsidiaries [line items]
Cash transferred				$ 24,400
Number of shares acquired through business combination (in shares) | shares				44,148,349
Votes per share acquired | vote				1
Percentage of voting equity interests acquired				100.00%
Liabilities incurred				$ 8,200
Business combination, annual sales of acquiree | T				42
Ternium Argentina S.A.
Disclosure of subsidiaries [line items]
Net sales	2,018,000	2,212,000
Profit (loss) from continuing operations	85,000	149,000
Assets	5,181,000	5,726,000
Liabilities	499,000	790,000
Capital and reserves attributable to the owners of the parent	4,682,000	$ 4,936,000
Cash and cash equivalents and other investments	803,000
Financial assets	177,000
Financial liabilities	126,000
Dividends payable					$ 300,000
Ternium Argentina S.A. | Sovereign Bonds
Disclosure of subsidiaries [line items]
Cash and cash equivalents and other investments	700,000
Ternium Argentina S.A. | Argentine Pesos-Denominated Instruments
Disclosure of subsidiaries [line items]
Cash and cash equivalents and other investments	93,000
Ternium Argentina S.A. | Negotiable Obligations And Promissory Notes
Disclosure of subsidiaries [line items]
Cash and cash equivalents and other investments	$ 10,000